SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS

DWS California Tax-Free Income Fund
DWS Capital Growth Fund
DWS Core Equity Fund
DWS CROCI® Equity Dividend Fund
DWS CROCI® International Fund
DWS CROCI® U.S. Fund
DWS Emerging Markets Equity Fund
DWS Emerging Markets Fixed Income Fund
DWS Enhanced Commodity Strategy Fund
DWS Equity 500 Index Fund
DWS ESG Core Equity Fund
DWS ESG Global Bond Fund
DWS ESG International Core Equity Fund
DWS Floating Rate Fund
DWS Global High Income Fund
DWS Global Income Builder Fund
DWS Global Macro Fund
DWS Global Small Cap Fund
DWS GNMA Fund
DWS Health and Wellness Fund
DWS High Income Fund
DWS Intermediate Tax-Free Fund
DWS International Growth Fund
DWS Large Cap Focus Growth Fund
DWS Latin America Equity Fund
DWS Managed Municipal Bond Fund
DWS Massachusetts Tax-Free Fund
DWS Money Market Prime Series
DWS Cash Investment Trust Class S
DWS Multi-Asset Conservative Allocation Fund
DWS Multi-Asset Growth Allocation Fund
DWS Multi-Asset Moderate Allocation Fund
DWS New York Tax-Free Income Fund
DWS RREEF Global Infrastructure Fund
DWS RREEF Global Real Estate Securities Fund
DWS RREEF Real Assets Fund
DWS RREEF Real Estate Securities Fund
DWS S&P 500 Index Fund
DWS Science and Technology Fund
DWS Short Duration Fund
DWS Short-Term Municipal Bond Fund
DWS Small Cap Core Fund
DWS Small Cap Growth Fund
DWS Strategic High Yield Tax-Free Fund
DWS Tax-Exempt Portfolio
DWS Tax-Free Money Fund Class S
DWS Total Return Bond Fund
DWS Treasury Portfolio
DWS U.S. Treasury Money Fund Class S

The following changes are effective on or about October 16, 2020:
The following disclosure replaces the existing similar disclosure under the “Purchases” heading of the “PURCHASE AND REDEMPTION OF SHARES” section of Part II of each fund’s Statement of Additional Information.
Purchase of Class S. Class S shares of a fund are offered at net asset value. Class S shares are available through (i) fee-based programs of investment dealers that have special agreements with a fund’s distributor, (ii) certain group retirement plans and (iii) certain registered investment advisors, or (iv) by establishing an account directly with a fund’s Shareholder Service Agent. Investors who purchase shares through a financial intermediary may be charged ongoing fees for services they provide. Class S shares may also be available on brokerage platforms of firms that have agreements with DDI to offer such shares when acting solely on an agency basis for its customers for the purchase or sale of such shares. If you transact in Class S shares through one of these programs, you may be required to pay a commission and/or other forms of compensation to your broker. Shares of a fund are available in other share classes that have different fees and expenses.
Please Retain This Supplement for Future Reference
October 16, 2020
SAISTKR20-20